Related-Party Transactions	12 Months Ended
Dec. 31, 2022
Related-Party Transactions
Related-Party Transactions

Note 22. Related-Party Transactions

No significant new transactions occurred within the Company’s related parties for the 2022 period.

The table below sets out the compensation awarded to the members of the executive team (including the executive and corporate officers) that was recognized in expenses for the years ended December 31, 2020, 2021 and 2022.

	Year ended
	December 31,
(in thousands of euros)	2020	2021	2022
Short-term benefits	1,669	1,517	1,897
Post-employment benefits	77	92	(14)
Other long-term benefits	—	—	—
End-of-contract indemnities	—	—	—
Share-based payment	259	907	1,077
Net total	2,005	2,516	2,960